T. ROWE PRICE Institutional Emerging Markets Equity Fund
January 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.8%
Common Stocks 0.8%
MercadoLibre (USD) (1) 11,954 13,533
Total Argentina (Cost
$2,300
)
13,533
BRAZIL 5.0%
Common Stocks 4.0%
B3  7,201,600 19,909
Localiza Rent a Car  450,800 4,993
Lojas Renner  1,114,999 5,938
Pagseguro Digital, Class A (USD) (1) 175,429 3,968
Raia Drogasil  3,654,550 16,008
Rede D'Or Sao Luiz  768,912 6,444
StoneCo, Class A (USD) (1) 209,769 3,268
XP, Class A (USD) (1) 302,455 10,075
70,603
Preferred Stocks 1.0%
Itau Unibanco Holding  3,528,943 16,947
16,947
Total Brazil (Cost
$83,978
)
87,550
CHILE 0.7%
Common Stocks 0.7%
Banco Santander Chile, ADR (USD)  628,062 12,611
Total Chile (Cost
$12,475
)
12,611
CHINA 32.3%
Common Stocks 24.1%
Alibaba Group Holding (HKD) (1) 1,476,524 23,142
Alibaba Group Holding, ADR
(USD) (1) 331,256 41,669
China Mengniu Dairy (HKD)  106,000 627
China Overseas Land & Investment
(HKD)  8,959,500 26,444
China Resources Mixc Lifestyle
Services (HKD)  653,400 3,840
ENN Energy Holdings (HKD)  718,600 11,440
I-Mab, ADR (USD) (1) 59,733 1,508
JD.com (HKD)  98,609 3,359
Kingdee International Software
Group (HKD) (1) 1,643,000 3,765
Meituan, Class B (HKD) (1) 1,088,600 32,478
Pinduoduo, ADR (USD) (1) 131,300 7,857
Ping An Insurance Group, H Shares
(HKD)  5,140,500 40,794
Sino Biopharmaceutical (HKD)  11,390,000 7,855
Sunny Optical Technology Group
(HKD)  252,800 6,527
Tencent Holdings (HKD)  1,997,600 125,174
Trip.com Group, ADR (USD) (1) 289,660 7,708
Wuxi Biologics Cayman (HKD) (1) 1,479,500 14,829
Shares $ Value
(Cost and value in $000s)
Yum China Holdings (USD)  854,600 41,166
Zhongsheng Group Holdings (HKD)  2,658,000 20,419
420,601
Common Stocks - China A
Shares 8.2%
Glodon, A Shares (2) 921,100 8,971
Hongfa Technology, A Shares (CNH)  1,046,200 10,548
Huayu Automotive Systems, A
Shares (CNH)  5,709,200 24,975
Hundsun Technologies, A Shares
(CNH)  1,530,600 14,194
Jiangsu Hengrui Medicine, A Shares
(CNH)  1,233,320 7,971
Kweichow Moutai, A Shares (CNH)  4,979 1,490
Kweichow Moutai, A Shares (2) 28,913 8,644
Midea Group, A Shares (CNH)  768,262 8,942
Midea Group, A Shares (2) 1,245,700 14,483
Ping An Insurance Group, A Shares
(CNH)  253,200 2,005
Ping An Insurance Group, A
Shares (2) 409,600 3,239
Songcheng Performance
Development, A Shares (CNH)  3,146,400 7,621
Songcheng Performance
Development, A Shares (2) 3,848,553 9,312
Yifeng Pharmacy Chain, A Shares
(CNH)  1,359,640 10,665
ZWSOFT Guangzhou, A Shares (2) 202,479 9,750
142,810
Total China (Cost
$471,395
)
563,411
CZECH REPUBLIC 0.5%
Common Stocks 0.5%
Komercni Banka  214,110 9,494
Total Czech Republic (Cost
$7,833
)
9,494
HONG KONG 4.2%
Common Stocks 4.2%
AIA Group  4,553,600 47,539
Budweiser Brewing APAC  8,783,500 23,202
Hong Kong Exchanges & Clearing  45,400 2,591
Total Hong Kong (Cost
$51,997
)
73,332
HUNGARY 1.2%
Common Stocks 1.2%
OTP Bank (1) 273,120 15,848
Wizz Air Holdings (GBP) (1) 106,010 5,811
Total Hungary (Cost
$16,333
)
21,659

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
INDIA 11.0%
Common Stocks 11.0%
HDFC Asset Management  231,888 6,884
HDFC Bank  1,493,637 30,015
Housing Development Finance  1,223,144 41,685
Infosys  1,236,559 29,121
Kotak Mahindra Bank  1,172,560 29,394
Maruti Suzuki India  77,444 8,959
Reliance Industries  663,104 21,347
Tata Consultancy Services  129,386 6,531
Voltas  1,067,475 16,986
Total India (Cost
$137,283
)
190,922
INDONESIA 0.6%
Common Stocks 0.6%
Bank Central Asia  18,873,700 10,039
Total Indonesia (Cost
$3,640
)
10,039
MEXICO 2.3%
Common Stocks 2.3%
Grupo Aeroportuario del Sureste,
ADR (USD)  73,129 14,857
Grupo Financiero Banorte, Class O  1,840,700 11,643
Wal-Mart de Mexico  3,761,010 12,757
Total Mexico (Cost
$29,717
)
39,257
NETHERLANDS 2.6%
Common Stocks 2.6%
ASML Holding  13,563 9,186
Heineken  115,509 12,388
Prosus  277,854 23,116
Total Netherlands (Cost
$47,019
)
44,690
PHILIPPINES 1.4%
Common Stocks 1.4%
SM Investments  865,267 16,130
Universal Robina  3,338,230 8,333
Total Philippines (Cost
$18,083
)
24,463
POLAND 0.1%
Common Stocks 0.1%
InPost (EUR) (1) 277,015 2,249
Total Poland (Cost
$5,409
)
2,249
Shares $ Value
(Cost and value in $000s)
QATAR 1.0%
Common Stocks 1.0%
Qatar National Bank  2,764,689 16,612
Total Qatar (Cost
$14,877
)
16,612
RUSSIA 2.8%
Common Stocks 2.8%
Ozon Holdings, ADR (USD) (1) 153,440 3,171
Sberbank of Russia, ADR (USD)  1,918,645 26,915
VK, GDR (USD) (1) 87,142 703
X5 Retail Group, GDR (USD)  463,322 10,476
Yandex, Class A (USD) (1) 172,883 8,309
Total Russia (Cost
$46,336
)
49,574
SAUDI ARABIA 2.3%
Common Stocks 2.3%
Al Rajhi Bank  364,840 14,489
Saudi National Bank  891,821 17,583
Saudi Tadawul Group Holding (1) 180,824 7,808
Total Saudi Arabia (Cost
$21,935
)
39,880
SINGAPORE 0.6%
Common Stocks 0.6%
Sea, ADR (USD) (1) 65,877 9,902
Total Singapore (Cost
$13,920
)
9,902
SOUTH AFRICA 2.2%
Common Stocks 2.2%
Capitec Bank Holdings  68,841 9,063
Clicks Group  417,054 7,987
FirstRand  3,283,539 13,236
Shoprite Holdings  582,175 7,965
Total South Africa (Cost
$26,361
)
38,251
SOUTH KOREA 8.7%
Common Stocks 8.2%
Coupang (USD) (1) 326,169 6,791
KakaoBank (1) 15,497 538
LG Household & Health Care  21,939 17,846
NAVER  93,321 24,650
Samsung Electronics  1,499,318 93,256
143,081
Preferred Stocks 0.5%
Samsung Electronics  149,565 8,413
8,413
Total South Korea (Cost
$60,882
)
151,494

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 13.4%
Common Stocks 13.4%
MediaTek  413,000 16,404
President Chain Store  1,551,000 14,814
Taiwan Semiconductor
Manufacturing  8,373,219 193,605
Vanguard International
Semiconductor  1,887,000 9,103
Total Taiwan (Cost
$64,659
)
233,926
THAILAND 1.7%
Common Stocks 1.7%
Airports of Thailand (1) 2,252,600 4,313
CP ALL  13,418,200 25,403
Total Thailand (Cost
$25,157
)
29,716
TURKEY 0.1%
Common Stocks 0.1%
D-MARKET Elektronik Hizmetler ve
Ticaret, ADR (USD) (1) 682,615 1,304
Total Turkey (Cost
$8,253
)
1,304
Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 1.1%
Common Stocks 1.1%
First Abu Dhabi Bank  2,670,515 14,570
Network International Holdings
(GBP) (1) 1,441,752 5,134
Total United Arab Emirates (Cost
$15,031
)
19,704
URUGUAY 0.6%
Common Stocks 0.6%
Globant (USD) (1) 37,800 9,646
Total Uruguay (Cost
$8,524
)
9,646
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve
Fund, 0.09% (3)(4) 58,266,671 58,267
Total Short-Term Investments
(Cost $58,267) 58,267
Total Investments in
Securities 100.5%
(Cost $1,251,664) $ 1,751,486
Other Assets Less Liabilities
(0.5)% (7,922)
Net Assets 100.0% $ 1,743,564
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) China A shares held through the QFII are subject to certain restrictions.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — # $ — $ 6 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government Reserve Fund, 0.09% $ 27,461 ¤ ¤ $ 58,267 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $6 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $58,267.

T. ROWE PRICE Institutional Emerging Markets Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Equity Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Emerging Markets Equity Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
E146-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 197,343 $ 1,470,516 $ — $ 1,667,859
Preferred Stocks — 25,360 — 25,360
Short-Term Investments 58,267 — — 58,267
Total $ 255,610 $ 1,495,876 $ — $ 1,751,486